Non-Operating Expenses - Schedule of Non-Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-operating Expenses
Foreign exchange losses	$ 339	$ 383
Financial charges	4	1	1
Interest expense	298	250
Other	14	4	95
Total non-operating expenses	$ 655	$ 638	$ 96